Related Party Transactions - Sponsor Promissory Note (Details) - USD ($)	Oct. 03, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions
Promissory note - related party		$ 643,132	$ 439,004
Notes Payable, Current, Related Party [Extensible Enumeration]		Related Party [Member]	Related Party [Member]	Related Party [Member]
Sponsor promissory note
Related Party Transactions
Debt instrument, Maximum borrowing capacity	$ 1,000,000
Promissory note - related party		$ 643,132	$ 439,004	$ 0